Business Combination - Purchase Consideration (Details) - iDoc	Jun. 24, 2024 USD ($) $ / shares shares
Business Combination
4,950,000 shares of common stock issued to sellers at $12.11 per share | $	$ 59,944,500
150,000 shares of preferred stock issued upon conversion of debt at $12.11 per share | $	1,816,500
Total purchase consideration | $	$ 68,936,175
Number of shares of common stock issued to seller	4,950,000
Preferred shares issued to settled idoc debt as part of the consideration in the acquisition (in shares)	592,500
Share price per share | $ / shares	$ 12.11
Common stock issuable upon conversion	150,000
Series A Preferred Stock
Business Combination
Number of shares of common stock issued to seller	150,000
Preferred shares issued to settled idoc debt as part of the consideration in the acquisition (in shares)	300
Common stock issuable upon conversion	300
One of the lenders under A&R Loan Conversion SPAs
Business Combination
Shares of common stock issued upon conversion of debt at $12.11 per share | $	$ 3,542,175
Share price per share | $ / shares	$ 12.11
Number of shares of common stock issued upon conversion of debt	292,500
Lenders under A&R Loan Conversion SPAs
Business Combination
Shares of common stock issued upon conversion of debt at $12.11 per share | $	$ 3,633,000
Number of shares of common stock issued to seller	300,000
Share price per share | $ / shares	$ 12.11
Number of shares of common stock issued upon conversion of debt	300,000